Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Victory Portfolios II
Prospectus Date	rr_ProspectusDate	Nov. 01, 2024
VictoryShares Emerging Markets Value Momentum ETF
Risk Return Abstract	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	VictoryShares Emerging Markets Value Momentum ETF Summary
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The VictoryShares Emerging Markets Value Momentum ETF (the “Fund”) seeks to provide investment results that closely correspond, before fees and expenses, to the performance of the Nasdaq Victory Emerging Market Value Momentum Index (the “Index”).
Expense [Heading]	rr_ExpenseHeading	Fund Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and example below.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses <br/>(expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	October 31, 2025
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover generally will indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. For the most recent fiscal year, the Fund’s portfolio turnover rate was 118% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	118.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that (1) you invest $10,000 in the Fund for the time periods indicated and then sell or continue to hold all of your shares at the end of the period, (2) your investment has a 5% return each year, and (3) the Fund’s operating expenses remain the same. The amounts shown reflect any fee waiver/expense reimbursement in place through its expiration date. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategy
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	Under normal circumstances, the Fund seeks to achieve its investment objective by investing at least 80% of its assets in securities in the Index, depositary receipts on securities in the Index, and securities underlying depositary receipts in the Index. Nasdaq, Inc. (the “Index Provider”) constructs the Index in accordance with a rules-based methodology. The Index is comprised solely of securities issued by companies associated with emerging market countries as described more fully below.The Index is designed to deliver exposure to equity market performance in the global emerging markets and provide higher exposure to value and momentum factors within the Nasdaq Emerging Market Large Mid Cap Index (the “Parent Index”) while also maintaining moderate Index turnover and lower realized volatility than traditional capitalization weighted indexes. A liquidity filter is applied to screen out securities with low liquidity. Securities generally are filtered by selecting the top 90% by count of securities in the Parent Index, based on the highest 12-month annualized traded value. The Index Provider determines whether an issuer is located in a particular country by reference to the Index methodology.The value factor indicates how attractively a stock is priced relative to its fundamentals, such as book value and free cash flow. A value score is derived from a company’s valuation ratios, e.g., price to earnings, share price to book value, and price to operating cash flow. The momentum factor indicates whether changes in a company’s share price are trending up or down. A momentum score is calculated using a security’s price trends over the last six months and last 12 months (except the previous month), adjusted for volatility. A security is only evaluated within a single industry or sector.The Index Provider ranks each stock of the Parent Index based on its value and momentum scores, relative to their sector classification, and creates a composite score for each stock by equally weighting the stock’s value and momentum score. The Index Provider then selects the top 25% of the ranked stocks of the Parent Index based on their composite scores for inclusion in the Index. The constituents are weighted such that securities with lower realized volatility are given higher Index weights. In order to limit over weighting, the Index has a defined a threshold of 5% relative to the Parent Index in geographic regions, as defined by the Index Provider.The Index is comprised of equity securities, including American Depositary Receipts (“ADRs”) and Global Depositary Receipts (“GDRs”).As of September 30, 2024, the Index included 162 securities, and the emerging market countries represented in the Index included: Brazil, Chile, China, Egypt, Hungary, India, Indonesia, Malaysia, Mexico, Poland, South Africa, Taiwan, Thailand, and Turkey. The number of securities and the emerging markets represented in the Index may change from time to time.The Fund seeks to track the returns of the Index before fees and expenses by employing, under normal circumstances, a “sampling” process to invest in a representative sample of stocks included in the Index. The Fund’s portfolio managers select these stocks using a statistical optimization process designed to produce investment characteristics that closely approximate those of the Index.The Fund also may invest up to 20% of its assets in instruments other than the securities in the Index, which the Adviser believes will help the Fund track the Index. Such instruments may include derivatives, including index futures, which the Fund may use for cash management (attempting to remain fully invested while maintaining liquidity) or to gain exposure to an investment in a manner other than investing in the asset directly.The Fund will concentrate its investments (i.e., hold more than 25% of its assets) in a particular industry or group of industries to the extent that the Index is concentrated. As of the date of this Prospectus, the Fund is not concentrated in any industry or group of industries. The degree to which certain sectors, industries, or asset classes are represented in the Index may change over time. The Index will rebalance quarterly, and reconstituted quarterly.
Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The Fund will concentrate its investments (i.e., hold more than 25% of its assets) in a particular industry or group of industries to the extent that the Index is concentrated. As of the date of this Prospectus, the Fund is not concentrated in any industry or group of industries. The degree to which certain sectors, industries, or asset classes are represented in the Index may change over time. The Index will rebalance quarterly, and reconstituted quarterly.
Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk [Text Block]	rr_RiskTextBlock	The Fund’s investments are subject to the following principal risks:You may lose money by investing in the Fund. There is no guarantee that the Fund will achieve its objective. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.By itself, the Fund does not constitute a complete investment plan and should be considered a long-term investment for investors who can afford to weather changes in the value of their investment.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Investment Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and table that follow are intended to help you understand some of the risks of investing in the Fund. The bar chart shows you how the Fund’s calendar year performance has varied over the past 10 years (or the life of the Fund if shorter). The table compares the Fund’s average annual total returns over the same period to one or more broad measures of market performance. The MSCI All-Country World Index serves as the Fund’s regulatory broad-based securities market index. We assume reinvestment of dividends and distributions.Performance information for the Fund prior to July 1, 2019, reflects the historical performance of the USAA MSCI Emerging Markets Value Momentum Blend Index ETF, a series of USAA ETF Trust (the predecessor to the Fund managed by USAA Asset Management Company) (the “Predecessor Fund”). The Fund’s performance has not been restated to reflect any differences in expenses paid by the Predecessor Fund and those paid by the Fund.The Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance information is available on the Fund’s website at vcm.com.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table that follow are intended to help you understand some of the risks of investing in the Fund.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	vcm.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Returns
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	During the periods shown in the chart:ReturnsQuarter endedHighest Quarter18.26%December 31, 2020Lowest Quarter-26.27%March 31, 2020Year-to-date return18.13%September 30, 2024
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns(For the Periods Ended December 31, 2023)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns use the historical highest individual federal marginal income tax rates and do not reflect the effect of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns shown are not relevant if you own your Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns use the historical highest individual federal marginal income tax rates and do not reflect the effect of state and local taxes. In certain situations, the return after taxes on distributions and sale of fund shares may be higher than the other return amounts. A higher after-tax return may result when a capital loss occurs upon redemption and translates into an assumed tax deduction that benefits the shareholder. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant if you own your Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
VictoryShares Emerging Markets Value Momentum ETF | Risk Lose Money [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	You may lose money by investing in the Fund.
VictoryShares Emerging Markets Value Momentum ETF | Risk Not Insured Depository Institution [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
VictoryShares Emerging Markets Value Momentum ETF | Equity Securities Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Equity Securities Risk — The value of the equity securities in which the Fund invests may decline in response to developments affecting individual companies and/or general economic conditions in the United States or abroad. A company's earnings or dividends may not increase as expected (or may decline) because of poor management, competitive pressures, reliance on particular suppliers or geographical regions, labor problems or shortages, corporate restructurings, fraudulent disclosures, man-made or natural disasters, military confrontations or wars, terrorism, public health crises, or other events, conditions, and factors. Price changes may be temporary or last for extended periods.
VictoryShares Emerging Markets Value Momentum ETF | General Market Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	General Market Risk — Overall market risks may affect the value of the Fund. Domestic and international factors such as political events, war, terrorism, trade disputes, inflation rates, interest rate levels, and other fiscal and monetary policy changes; cybersecurity incidents, pandemics, and other public health crises; sanctions against a particular foreign country, its nationals, businesses, or industries; and related geopolitical events, as well as environmental disasters such as earthquakes, fires, and floods, or other catastrophes, may add to instability in global economies and markets generally, and may lead to increased market volatility. Global economies and financial markets are highly interconnected, which increases the possibility that conditions in one country or region might adversely affect issuers in another country or region. The impact of these and other factors may be short-term or may last for extended periods.
VictoryShares Emerging Markets Value Momentum ETF | Foreign Securities Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Foreign Securities Risk — Foreign securities may be subject to risk of loss because of more or less foreign government regulation, less public information, and less economic, political, and social stability in the countries in which the Fund invests. The imposition of exchange controls, sanctions, confiscations, trade restrictions (including tariffs), and other government restrictions by the United States or other governments; or problems in share registration, settlement, or custody also may result in losses. Foreign risk also involves the risk of negative foreign currency rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which the Fund has exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time.
VictoryShares Emerging Markets Value Momentum ETF | Emerging Markets Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Emerging Markets Risk — The risks related to investing in foreign securities generally are greater with respect to securities of companies that conduct their business activities in emerging markets or whose securities are traded principally in emerging markets. The risks of investing in emerging markets include the risks of illiquidity, increased price volatility, smaller market capitalizations, limited reliable access to capital, less government regulation (including limitations on the available rights and remedies), market manipulation concerns, less extensive and less frequent recordkeeping, accounting, financial and other reporting requirements, risk of loss resulting from problems in share registration and custody, risks related to foreign investment structures, substantial economic and political disruptions, and the nationalization of foreign deposits or assets.
VictoryShares Emerging Markets Value Momentum ETF | China Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	China Risk — Investing in Chinese issuers involves risks closely tied to the economic, social, and political conditions within China. The Chinese economy may experience slower growth if domestic or global demand for Chinese goods decreases significantly and/or key trading partners implement protectionist measures such as trade tariffs. China’s economy is also susceptible to economic recession, market inefficiency, rising inflation rates, volatility and pricing anomalies that may be connected to governmental influence, a lack of public information and/or social and political instability. The Chinese government plays a major role in the country’s economic policies including those regarding foreign investments and foreign investors are subject to the risk of loss from expropriation or nationalization of their investment assets and property, governmental restrictions on foreign investments, and the repatriation of capital.
VictoryShares Emerging Markets Value Momentum ETF | Geographic Focus Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Geographic Focus Risk — To the extent the Index focuses its investments in issuers located in a particular country or region, the Fund is subject to greater risks of volatile economic cycles and/or conditions and developments that may be particular to that country or region. For example, the Fund may be subject to greater risk of adverse securities markets, exchange rates, social, political, regulatory, economic, business, environmental or other developments, or natural disasters.
VictoryShares Emerging Markets Value Momentum ETF | Currency Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Currency Risk — Investments in foreign currencies and in securities that trade in, or receive revenues in, or in derivatives that provide exposure to foreign currencies are subject to the risk that those currencies will decline in value relative to the U.S. dollar. Any such decline may erode or reverse any potential gains from an investment in securities denominated in foreign currency or may widen existing loss. Currency rates may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates; intervention (or the failure to intervene) by governments, central banks or supranational entities; the imposition of currency controls; or other political developments in the United States or abroad.
VictoryShares Emerging Markets Value Momentum ETF | Depositary Receipts Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Depositary Receipts Risk — Foreign securities may trade in the form of depositary receipts, which include ADRs and GDRs (collectively “Depositary Receipts”). To the extent the Fund acquires Depositary Receipts through banks which do not have a contractual relationship with the foreign issuer of the security underlying the Depositary Receipts to issue and service such unsponsored Depositary Receipts, the Fund may not be aware of and be able to respond to corporate actions such as stock splits or rights offerings involving the foreign issuer in a timely manner. In addition, the lack of information may result in inefficiencies in the valuation of such instruments. Investment in Depositary Receipts does not eliminate all the risks inherent in investing in securities of non-U.S. issuers. The market value of Depositary Receipts depends on the market value of the underlying securities and fluctuations in the relative value of the currencies in which the Depositary Receipts and the underlying securities are quoted.◼Investments in Depositary Receipts may be less liquid and more volatile than the underlying securities in their primary trading market.◼If a Depositary Receipt is denominated in a different currency than its underlying securities, the Fund will be subject to the currency risk of both the investment in the Depositary Receipt and the underlying security.◼Holders of Depositary Receipts may have limited or no rights to take action with respect to the underlying securities or to compel the issuer of the receipts to take action.◼The prices of Depositary Receipts may differ from the prices of securities upon which they are based.◼To the extent the Fund invests in Depositary Receipts based on securities included in the Index, such differences in prices may increase index tracking risk.
VictoryShares Emerging Markets Value Momentum ETF | Mid Capitalization Stock Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Mid-Capitalization Stock Risk — Mid-sized companies may be subject to a number of risks not associated with larger, more established companies, potentially making their stock prices more volatile and increasing the risk of loss.
VictoryShares Emerging Markets Value Momentum ETF | Small Capitalization Stock Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Small-Capitalization Stock Risk — Investments in small-capitalization companies involve greater risks than those associated with larger, more established companies. These securities may be subject to more abrupt or erratic price movements and may lack sufficient market liquidity, making it difficult for a Fund to buy and sell them at the time and price desired, and these issuers often face greater business risks. Small-capitalization companies typically are less financially stable than larger, more established companies, and may depend on a small number of key personnel, making them vulnerable to loss of personnel. These companies also generally have less diverse product lines than larger capitalization companies and are more susceptible to adverse developments related to their products.
VictoryShares Emerging Markets Value Momentum ETF | Value Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Value Risk — Value investing entails investing in securities that are inexpensive relative to other securities based on ratios such as price to earnings or price to book. There may be periods when value investing is out of favor, and during which the investment performance of a fund using a value strategy may suffer. In addition, value stocks are subject to the risk that their intrinsic value may never be realized in the market.
VictoryShares Emerging Markets Value Momentum ETF | Index Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Index Risk — The Fund attempts to track the performance of the Index. The Fund’s performance will be negatively affected by general declines in the securities and asset classes represented in the Index. In addition, because the Fund is not actively managed, unless a specific security is removed from the Index, the Fund generally will not sell a security because the security’s issuer was in financial trouble. The Fund also does not attempt to take defensive positions under any market conditions, including declining markets. Therefore, the Fund’s performance could be lower than funds that may actively shift their portfolio assets to take advantage of market opportunities or to lessen the impact of a market decline or a decline in the value of one or more issuers.
VictoryShares Emerging Markets Value Momentum ETF | Passive Investment Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Passive Investment Risk — The Fund is not actively managed, and the Adviser does not take defensive positions under any market conditions, including declining markets.
VictoryShares Emerging Markets Value Momentum ETF | Rebalancing Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Rebalancing Risk — In purchasing and selling securities to rebalance its portfolio, the Fund will pay more in brokerage commissions than it would without a rebalancing policy. As a result of the need to rebalance, the Fund also has less flexibility in the timing of purchases and sales of securities than it would otherwise, and the rebalancing may result in high portfolio turnover. While we will attempt to minimize any adverse impact to the Fund or its shareholders, the Fund may have a higher proportion of capital gains and a lower return than a fund that does not have a rebalancing policy. Errors in index data, index computations or the construction of the index in accordance with its methodology may occur from time to time and may not be identified and corrected by the Index Provider for a period of time or at all, which may have an adverse impact on the Fund and its shareholders.
VictoryShares Emerging Markets Value Momentum ETF | Calculation Methodology Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Calculation Methodology Risk — The Index relies on various sources of information to assess the criteria of issuers included in the Index, including information that may be based on assumptions and estimates. Neither the Fund, the Index Provider, nor the Adviser can offer assurances that the Index’s calculation methodology or sources of information will provide an accurate assessment of included issuers or correct valuation of securities, nor can they guarantee the availability or timeliness of the production of the Index.
VictoryShares Emerging Markets Value Momentum ETF | Tracking Error Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Tracking Error Risk — The Fund may be subject to tracking error, which is the divergence of the Fund’s performance from its index. Tracking error may occur because of, among other reasons, differences between the securities and other instruments held in the Fund’s portfolio and those included in the Index. This risk may be heightened during times of increased market volatility or other unusual market conditions. Tracking error also may result because the Fund incurs fees and expenses, while the Index does not. The Fund’s use of representative sampling may cause the tracking error to be higher than would be the case if the Fund purchased all of the securities in the Index.
VictoryShares Emerging Markets Value Momentum ETF | Exchange Traded Fund ETF Structure Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Exchange-Traded Fund (“ETF”) Structure Risk — The Fund is structured as an ETF and, as a result, is subject to special risks, including:
VictoryShares Emerging Markets Value Momentum ETF | Not Individually Redeemable [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	◼Not Individually Redeemable — The Fund’s shares are not individually redeemable and may be redeemed by the Fund at its net asset value per share (“NAV”) only in large blocks known as Creation Units. The Fund may incur brokerage costs purchasing enough shares to constitute a Creation Unit. Alternatively, the Fund may redeem your shares by selling them on the secondary market at prevailing market prices.
VictoryShares Emerging Markets Value Momentum ETF | Trading Issues [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	◼Trading Issues — Trading in shares on the exchange operated by Nasdaq Stock Market LLC (the “Exchange”) may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in shares inadvisable, such as extraordinary market volatility. There can be no assurance that shares will continue to meet the listing requirements of the Exchange. There is no guarantee that an active secondary market will develop for the shares. In stressed market conditions, authorized participants may be unwilling to participate in the creation/redemption process, particularly if the market for shares becomes less liquid in response to deteriorating liquidity in the markets for the Fund’s underlying portfolio holdings, which may lead to widening of bid-ask spreads and differences between the market price of the shares and the underlying value of those shares.
VictoryShares Emerging Markets Value Momentum ETF | Market Price Variance Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	◼Market Price Variance Risk — The market prices of shares will fluctuate in response to changes in NAV and supply and demand for shares and will include a bid-ask spread charged by the exchange specialists, market makers, or other participants that trade the particular security. There may be times when the market price and the NAV vary significantly, particularly in times of market stress. This means that shares may trade at a premium or discount to NAV and bid-ask spreads may widen.
VictoryShares Emerging Markets Value Momentum ETF | International Closed Market Trading Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	◼International Closed Market Trading Risk — Many of the Fund’s underlying securities trade on foreign exchanges that are closed when the Exchange is open; consequently, events may transpire while such foreign exchanges are closed but the Exchange is open that may change the value of such underlying securities relative to their last quoted prices on such foreign exchanges.
VictoryShares Emerging Markets Value Momentum ETF | Authorized Participants Concentration Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	◼Authorized Participants Concentration Risk — A limited number of financial institutions may be responsible for all or a significant portion of the creation and redemption activity for the Fund. If these firms exit the business or are unable or unwilling to process creation and/or redemption orders, shares may trade at a premium or discount to NAV and bid-ask spreads may widen.
VictoryShares Emerging Markets Value Momentum ETF | Intraday Indicative Value IIV Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	◼Intraday Indicative Value (“IIV”) Risk — The Exchange intends to disseminate the approximate per share value of the Fund’s published basket of securities (“Deposit Securities”) every 15 seconds (the “intraday indicative value” or “IIV”). The IIV is not a real-time update of the NAV per share of the Fund because the IIV may not be calculated in the same manner as the NAV. For example, the calculation of the NAV may be subject to fair valuation at different prices than those used in the calculations of the IIV and, unlike the calculation of NAV, the IIV does not take into account Fund expenses. The IIV calculations are based on local market prices and may not reflect events that occur subsequent to the local market’s close which could affect premiums and discounts between the IIV and the market price of the shares. In addition, the IIV is based on the published Deposit Securities and not on the Fund’s actual holdings.
VictoryShares Emerging Markets Value Momentum ETF | Tax Efficiency Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	◼Tax-Efficiency Risk — Redemptions of shares may be effected for cash, rather than in kind, which means that the Fund may need to sell portfolio securities in order to complete an in-cash redemption, and may recognize net gains on these sales. As a result, investments in the shares may be less tax-efficient than investments in ETFs that redeem solely or principally in kind, and the Fund may pay out higher annual capital gain distributions than if the in-kind redemption process was used.
VictoryShares Emerging Markets Value Momentum ETF | Sampling Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Sampling Risk — The Fund’s use of a representative sampling approach, if used, could result in it holding a smaller number of securities than are in the Index. As a result, an adverse development with an issuer or a small number of issuers of securities held by the Fund could result in a greater decline in NAV than would be the case if the Fund held all of the securities in the Index. To the extent the assets in the Fund are smaller, these risks will be greater.
VictoryShares Emerging Markets Value Momentum ETF | Momentum Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Momentum Risk — Momentum investing entails investing more in securities that exhibit persistence in relative performance evidenced by better recent price performance compared to other securities. These securities may be more volatile than a broad cross-section of securities, and momentum may be an indicator that a security’s price is peaking. Momentum can turn quickly and cause significant variation from other types of investments. The Fund may experience significant losses if momentum stops, turns or otherwise behaves differently than predicted.
VictoryShares Emerging Markets Value Momentum ETF | Large Shareholder Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Large Shareholder Risk — Certain large shareholders, including other funds advised by the Adviser, may from time to time own a substantial amount of the Fund’s shares. The actions by one shareholder or multiple shareholders may have an impact on the Fund and, therefore, indirectly on other shareholders. Shareholder purchase and redemption activity may affect the per share amount of the Fund’s distributions of its net investment income and net realized capital gains, if any, thereby affecting the tax burden on the Fund’s shareholders subject to federal income tax, and/or accelerate the realization of taxable income and cause the Fund to make taxable distributions to its shareholders earlier than the Fund otherwise would have. To the extent a larger shareholder is permitted to invest in the Fund, the Fund may experience large inflows or outflows of cash from time to time. This activity could magnify these adverse effects on the Fund.
VictoryShares Emerging Markets Value Momentum ETF | Sector Focus Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Sector Focus Risk — In following its methodology, the Index from time to time may be concentrated to a significant degree in securities of issuers located in a single industry or sector. To the extent that the Index concentrates in the securities of issuers in a particular industry or sector, the Fund also can be expected to concentrate its investments to approximately the same extent. By concentrating its investments in an industry or sector, the Fund may face more risks than if it were diversified broadly over numerous industries or sectors. If the Index is not concentrated in a particular industry or sector, the Fund will not concentrate in a particular industry or sector.
VictoryShares Emerging Markets Value Momentum ETF | Liquidity Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Liquidity Risk — In certain circumstances, such as the disruption of the orderly markets for the investments in which the Fund invests, the Fund might not be able to dispose of certain holdings quickly or at prices that represent true market value in the judgment of the Adviser. Markets for the investments in which the Fund invests may be disrupted by a number of events, including but not limited to economic crises, natural disasters, new legislation, or regulatory changes, and may prevent the Fund from limiting losses, realizing gains or achieving a high correlation with the Index.
VictoryShares Emerging Markets Value Momentum ETF | Valuation Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Valuation Risk — The sale price the Fund could receive for a security may differ from the Fund’s valuation of the security and may differ from the value used by the Index, particularly for securities that trade in low volume or volatile markets or that are valued using a fair value methodology. The Fund relies on various sources to calculate its NAV. The information may be provided by third parties that are believed to be reliable, but the information may not be accurate due to errors by such pricing sources, technological issues, or otherwise.
VictoryShares Emerging Markets Value Momentum ETF | Derivatives Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Derivatives Risk — Derivatives, including futures contracts, may involve risks different from, or greater than, those associated with more traditional investments. In addition to risks relating to the underlying assets, the use of derivatives may include other, possibly greater, risks, including counterparty, leverage, and liquidity risks. Derivatives may create leverage and expose the Fund to additional levels of risk, including greater losses from investments and increased volatility, than would otherwise have been the case had the Fund not engaged in the activities that created the leverage. As a result of investing in derivatives, the Fund could lose more than the amount it invests. Derivatives may be highly illiquid, and the Fund may not be able to close out or sell a derivative position at a particular time or at an anticipated price. Derivatives also may be subject to counterparty risk, which includes the risk that the Fund may sustain a loss as a result of the insolvency or bankruptcy of, or other non-compliance by, the other party to the transaction.
VictoryShares Emerging Markets Value Momentum ETF | Portfolio Turnover Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Portfolio Turnover Risk — Higher portfolio turnover ratios resulting from additional purchases and sales of portfolio securities generally will result in higher transaction costs and Fund expenses and may result in the realization of taxable capital gains, including short-term capital gains, which generally are taxed to shareholders at ordinary income tax rates.
VictoryShares Emerging Markets Value Momentum ETF | VictoryShares Emerging Markets Value Momentum ETF
Risk Return Abstract	rr_RiskReturnAbstract
Shareholder Fees (paid directly from your investment)	rr_ShareholderFeeOther	none
Management Fees	rr_ManagementFeesOverAssets	0.30%
Other Expenses	rr_OtherExpensesOverAssets	0.22%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.52%
Fee Waiver/Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.07%)	[1]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.45%	[1]
1 Year	rr_ExpenseExampleYear01	$ 46
3 Years	rr_ExpenseExampleYear03	160
5 Years	rr_ExpenseExampleYear05	284
10 Years	rr_ExpenseExampleYear10	$ 646
2018	rr_AnnualReturn2018	(16.62%)
2019	rr_AnnualReturn2019	10.29%
2020	rr_AnnualReturn2020	4.42%
2021	rr_AnnualReturn2021	10.73%
Annual Return 2022	rr_AnnualReturn2022	(13.97%)
Annual Return 2023	rr_AnnualReturn2023	17.07%
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2024
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	18.13%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	18.26%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(26.27%)
1 Year	rr_AverageAnnualReturnYear01	17.07%
5 Years	rr_AverageAnnualReturnYear05	5.13%
Life of Fund	rr_AverageAnnualReturnSinceInception	1.61%	[2]
VictoryShares Emerging Markets Value Momentum ETF | After Taxes on Distributions | VictoryShares Emerging Markets Value Momentum ETF
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	16.02%
5 Years	rr_AverageAnnualReturnYear05	4.38%
Life of Fund	rr_AverageAnnualReturnSinceInception	0.90%	[2]
VictoryShares Emerging Markets Value Momentum ETF | After Taxes on Distributions and Sale of Fund Shares | VictoryShares Emerging Markets Value Momentum ETF
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	11.26%
5 Years	rr_AverageAnnualReturnYear05	4.06%
Life of Fund	rr_AverageAnnualReturnSinceInception	1.26%	[2]
VictoryShares Emerging Markets Value Momentum ETF | MSCI All-Country World Index reflects no deduction for fees, expenses, or taxes, except foreign withholding taxes
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	22.20%	[3]
5 Years	rr_AverageAnnualReturnYear05	11.72%	[3]
Life of Fund	rr_AverageAnnualReturnSinceInception	7.93%	[2],[3]
VictoryShares Emerging Markets Value Momentum ETF | Nasdaq Emerging Market Large Mid Cap Index reflects no deduction for fees, expenses, or taxes, except foreign withholding taxes
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	10.85%
5 Years	rr_AverageAnnualReturnYear05	3.74%
Life of Fund	rr_AverageAnnualReturnSinceInception	0.34%	[2]
VictoryShares Emerging Markets Value Momentum ETF | Nasdaq Victory Emerging Market Value Momentum Index reflects no deduction for fees, expenses, or taxes, except foreign withholding taxes
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	20.34%
5 Years	rr_AverageAnnualReturnYear05
Life of Fund	rr_AverageAnnualReturnSinceInception		[2]
VictoryShares Emerging Markets Value Momentum ETF | Blended-Nasdaq Victory Emerging Market Value Momentum Index/MSCI Emerging Markets Select Value Momentum Blend Index reflects no deduction for fees, expenses, or taxes, except foreign withholding taxes
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	20.34%	[4]
5 Years	rr_AverageAnnualReturnYear05	6.29%	[4]
Life of Fund	rr_AverageAnnualReturnSinceInception	(0.37%)	[2],[4]

[1]	Victory Capital Management Inc. (the “Adviser”) has contractually agreed to waive its management fee and/or reimburse expenses so that the total annual fund operating expenses (excluding certain items such as interest, taxes, and brokerage commissions) do not exceed 0.45% through at least October 31, 2025. The Adviser is permitted to recoup advisory fees waived and expenses reimbursed for up to three years after the date of the waiver or reimbursement, subject to the lesser of any operating expense limits in effect at the time of (a) the original waiver or expense reimbursement; or (b) the recoupment, after giving effect to the recoupment amount. This agreement may only be terminated by the Fund’s Board of Trustees.
[2]	Inception date of the Fund is October 24, 2017.
[3]	Per new regulatory requirements, the Fund's regulatory broad-based securities market index is the MSCI All-Country World Index, which represents the overall international equity markets.
[4]	The Blended-Nasdaq Victory Emerging Market Value Momentum Index/MSCI Emerging Markets Select Value Momentum Blend Index performance reflects that of the MSCI Emerging Markets Select Value Momentum Blend Index, the Fund's prior index, through November 1, 2022, and the Nasdaq Victory Emerging Market Value Momentum Index from November 1, 2022, onward.